CONCENTRATIONS	12 Months Ended
Jun. 30, 2013
CONCENTRATIONS [Abstract]
CONCENTRATIONS

11.

CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2013. As of June 30, 2013, the Company had no cash equivalent balances that were not insured.

At June 30, 2013, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 39.2%, 13.9% and 11.6%. At June 30, 2012, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 43%, 24.1% and 18.1%.

During fiscal 2013, two customers accounted for 36.3% and 32.4% of sales. No other customer had sales in excess of 10% of revenues.  During fiscal 2012, three customers accounted for approximately 14.3%, 12.4% and 12.3%, % of sales.

During fiscal 2013, sales resulted from two products, FireIce and Soil₂O® and from paid for research and development which made up 38.8%, 43.5% and 17.7% of total sales, respectively.  During fiscal 2012, all sales resulted from two products, FireIce and Soil₂O® which made up 49.9% and 50.1% of total sales.

During the year ended June 30, 2013, the Company purchased approximately $142,000 of raw material from one vendor and approximately $32,000 from another vendor which amounted to 50.8% and 11.5%, respectively, of the inventory purchases in fiscal 2013.  During the year ended June 30, 2012, the Company purchased approximately $205,000 of raw material from one vendor and approximately $81,000 from another vendor which amounted to 52.2% and 20.6%, respectively, of the inventory purchases in fiscal 2012.